Schedule of Secured Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Book value of loans which served as collateral	$ 31,640	$ 32,843
Shuman [Member]
Book value of loans which served as collateral	358	724
Jeff Eppinger [Member]
Book value of loans which served as collateral	3,496	2,761
R. Scott Summers [Member]
Book value of loans which served as collateral	2,177	1,334
John C. Solomon [Member]
Book value of loans which served as collateral	598	1,172
Judith Y. Swanson [Member]
Book value of loans which served as collateral	10,038	9,571
Related Party [Member]
Due from shepherd's finance to loan purchaser or lender	20,625	22,554
Related Party [Member] | Shuman [Member]
Due from shepherd's finance to loan purchaser or lender	125	125
Related Party [Member] | Jeff Eppinger [Member]
Due from shepherd's finance to loan purchaser or lender	1,500	1,500
Related Party [Member] | R. Scott Summers [Member]
Due from shepherd's finance to loan purchaser or lender	1,003	728
Related Party [Member] | John C. Solomon [Member]
Due from shepherd's finance to loan purchaser or lender	563	563
Related Party [Member] | Judith Y. Swanson [Member]
Due from shepherd's finance to loan purchaser or lender	5,164	6,473
Builder Finance [Member]
Book value of loans which served as collateral	7,615	8,232
Builder Finance [Member] | Related Party [Member]
Due from shepherd's finance to loan purchaser or lender	5,770	6,065
S.K. Funding, LLC [Member]
Book value of loans which served as collateral	7,358	9,049
S.K. Funding, LLC [Member] | Related Party [Member]
Due from shepherd's finance to loan purchaser or lender	$ 6,500	$ 7,100